Right-of-use assets - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Amount of short term and variable lease payments exempted	$ 5,459,314	$ 5,436,911	$ 3,790,971
Short term lease expense exempted	4,612,939	3,614,981	3,129,893
Variable lease expense exempted	$ 846,375	$ 1,821,930	$ 661,078
Campos Del Sol, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	27 years	27 years
Annual interest rate	2.69%	2.69%
Finis Terrae, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	22 years	22 years
Annual interest rate	2.53%	2.53%
La Cabaa, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	28 years	28 years
Annual interest rate	3.70%	3.70%